Cash Generated from Operations (Non-cash Investing Activities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash generated from operations [abstract]
Purchase of non-current assets settled by bills	¥ 50,110	¥ 0	¥ 53,350